Document And Entity Information	Oct. 07, 2026
Document Information [Line Items]
Entity, Registrant Name	Safe Pro Group Inc.
Document, Type	8-K
Document, Period End Date	Oct. 07, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-42261
Entity, Tax Identification Number	87-4227079
Entity, Address, Address Line One	18305 Biscayne Blvd.
Entity, Address, Address Line Two	Suite 222
Entity, Address, City or Town	Aventura
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33160
City Area Code	786
Local Phone Number	409-4030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	SPAI
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0002011208